Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Schedule of committed expenditures

	Commitment expenditures in U.S. dollars		Commitment expenditures equivalent in Mexican pesos(1)
2018	US$	76,194	Ps.	1,503,719
2019	130,013		2,565,859
2020	101,585		2,004,821
2021	145,683		2,875,112
2022 and thereafter	669,902		13,220,784

	US$	1,123,377	Ps.	22,170,295

(1)	Using the exchange rate as of December 31, 2017 of Ps.19.7354.